Intangible Assets and Goodwill - Goodwill Rollforward (Details) $ in Thousands	6 Months Ended
Dec. 31, 2020 USD ($)
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 46,577
Measurement period adjustments	(121)
Goodwill, ending balance	$ 46,456